Summary of Significant Accounting Policies (Details) $ in Millions					12 Months Ended
	Oct. 31, 2018 shares	May 02, 2018 shares	Nov. 15, 2017 shares	May 31, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Cash and Cash Equivalents [Abstract]
Cash collateral for standby letters of credit					$ 3.4	$ 3.4
Goodwill and Indefinite-Lived Intangible Assets [Abstract]
Fair value percentage of reporting units using income approach					75.00%
Fair value percentage of reporting units using market approach					25.00%
Warranty Reserves [Abstract]
Warranty period after time of sale					12 months
Income Taxes [Abstract]
U.S. federal corporate rate					21.00%	21.00%	35.00%
Change in tax rate, income tax benefit, provisional							$ 95.3
Change in tax rate, income tax benefit						$ 96.5
Change in tax rate, deferred income tax benefit, provisional							89.6
Change in tax rate, deferred income tax benefit						74.5
Decrease in tax rate, income tax benefit						(15.1)
Benefit relating to the reduction of the ASC 740-30 liability, provisional							69.0
Benefit relating to the reduction of the ASC 740-30 liability						72.5
Adjustment, provisional transition tax obligation						3.5
Provisional one-time transition tax							63.3
Provisional one-time transition tax						50.5
Adjustment, provisional one-time transition tax						12.8
Impact of income tax rate change						$ 1.2
Impact of income tax rate change, percentage						(0.003)
Income tax expense under the Tax Act					$ 2.0
Research and Development [Abstract]
Research and development expense					$ 25.0	$ 24.0	$ 26.0
Common Stock [Member]
Stock Issued or Granted During Period [Abstract]
Stock sold in initial public offering (in shares) | shares				47,495,000	0	0	47,500,000
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					10 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					10 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					10 years
Tooling, Dies, Patterns, Etc. [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					3 years
Tooling, Dies, Patterns, Etc. [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					5 years
Kohlberg Kravis Roberts & Co. L.P [Member] | Common Stock [Member]
Stock Issued or Granted During Period [Abstract]
Stock sold in initial public offering (in shares) | shares	20,000,000	30,533,478	25,300,000
Number of shares owned by non-controlling owners (in shares) | shares					70,671,135
Ownership percentage by non-controlling owners					34.00%
Customer Lists and Relationships [Member] | Minimum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					11 years
Customer Lists and Relationships [Member] | Maximum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					13 years
Acquired Technology [Member] | Minimum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					12 years
Acquired Technology [Member] | Maximum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					25 years
Trademarks [Member] | Minimum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					10 years
Trademarks [Member] | Maximum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					20 years
Other Intangibles [Member] | Minimum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					1 year
Other Intangibles [Member] | Maximum [Member]
Long-Lived Assets Including Intangible Assets With Finite Useful Lives [Abstract]
Estimated useful lives					5 years